CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 71,931	$ 86,569
Accounts receivable, net	29,317	21,503
Prepaid expenses and other current assets	10,618	8,785
Inventories	12,435	8,908
Total current assets	124,301	125,765
Deposits for vessels, port terminals and other fixed assets	23,225	31,398
Vessels, port terminals and other fixed assets, net	443,625	364,481
Intangible assets other than goodwill	70,897	57,719
Goodwill	104,096	104,096
Deferred drydock and special survey costs, net	18,084	17,436
Deferred financing costs, net	8,750	8,037
Other long-term assets	1,905	3,128
Total noncurrent assets	670,582	586,295
Total assets	794,883	712,060
Current liabilities
Accounts payable	29,378	18,500
Due to affiliate companies	1,783	544
Accrued expenses	18,058	18,311
Deferred income	6,182	884
Due to related parties, net	5,469	5,161
Other current liabilities	6,800	0
Current portion of capital lease obligations	1,449	1,400
Current portion of long-term debt	69	69
Total current liabilities	69,188	44,869
Senior notes	375,000	293,156
Due to related parties, net	1,896	5,501
Long-term debt, net of current portion	390	459
Capital lease obligations, net of current portion	20,911	22,359
Deferred tax liability	12,735	13,869
Other long-term liabilities	988	1,368
Total noncurrent liabilities	411,920	336,712
Total liabilities	481,108	381,581
Commitments and contingencies
STOCKHOLDERS' EQUITY
Common stock - $1.00 par value: 50,000,000 authorized shares; 20,000 shares issued and outstanding in 2014 and 2013	20	20
Additional paid-in capital	303,441	303,441
Retained earnings	10,314	27,018
Total stockholders' equity	313,775	330,479
Total liabilities and stockholders' equity	$ 794,883	$ 712,060